Other Non - Current Liabilities	12 Months Ended
Dec. 31, 2025
Other Non - Current Liabilities
Other Non - Current Liabilities

15. Other Non - Current Liabilities

Other non - current liabilities consist of the following:

	As of December 31,
	2024	2025
Accrued warranty, non-current	4,641,346	5,543,001
Payables for purchase of property, plant and equipment, non-current	536,514	270,650
Deferred government grants, non-current	451,736	437,952
Other payables	67,354	133,767
Total	5,696,950	6,385,370